Consolidated Statements of Operations (Parenthetical)			3 Months Ended		12 Months Ended
	Apr. 13, 2020	Apr. 13, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Reverse stock split	1-for-500 reverse stock split	1-for-500 reverse stock split	1-for-500 reverse stock split	1-for-500 reverse stock split	1-for-500 reverse stock split	1-for-500 reverse stock split